Subsequent Events (Details) - Subsequent Event [Member]	Sep. 30, 2023	Oct. 24, 2022 USD ($)	Oct. 24, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Loan		$ 210,867	¥ 1,500,000
Fixed rate	3.90%